Label	Element	Value
Kurv Yield Premium Strategy Apple (AAPL) ETF | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	104.40%
Kurv Yield Premium Strategy Apple (AAPL) ETF | Fidelity Government Portfolio [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.90%
Kurv Yield Premium Strategy Apple (AAPL) ETF | Apple, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(7.60%)
Kurv Yield Premium Strategy Apple (AAPL) ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	104.40%
Kurv Yield Premium Strategy Apple (AAPL) ETF | Money Market Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.90%
Kurv Yield Premium Strategy Apple (AAPL) ETF | Purchased Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.90%
Kurv Yield Premium Strategy Apple (AAPL) ETF | Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(8.50%)
Kurv Yield Premium Strategy Apple (AAPL) ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.30%